STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 273,893	$ 305,169	$ 300,666
EXPENSES
Charges for mortality and expense risk, and for administration	38,629	39,702	40,145
NET INVESTMENT INCOME	235,264	265,467	260,521
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(1,173)	74,000	224,793
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	0	(60,256)
NET GAIN (LOSS) ON INVESTMENTS	(1,173)	74,000	164,537
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 234,091	$ 339,467	$ 425,058